Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Supplemental Cash Flow Information
Trade accounts receivable	$ 151	$ (2,884)	$ 143
Other accounts receivable	2,589	2,042	(7,098)
Prepaid expenses and other	(5,663)	(8,276)	(5,029)
Inventory	103	(498)	99
Accounts payable	(620)	2,336	(686)
Accrued liabilities	2,433	13,760	(999)
Income taxes payable	753	426	3,835
Operating leases	(95)	(259)	283
Deferred revenue	8,142	6,142	5,877
Increase (Decrease) in Operating Capital, Total	$ 7,793	$ 12,789	$ (3,575)